Related Party Transactions - Summary of Non-Executive Directors Remuneration (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Fees and benefits	£ 1,558	£ 1,569	£ 1,634